Acquisitions (Tables)	12 Months Ended
Feb. 01, 2014
Total Consideration Allocated to Net Assets Acquired Based on Estimated Fair Values

The Ultra Acquisition was accounted for as a business combination during the fourth quarter of Fiscal 2013. During the first quarter of Fiscal 2014, the Company finalized the valuation of net assets acquired. There were no material changes to the valuation of net assets acquired from the initial allocation reported during the fourth quarter of Fiscal 2013. Accordingly, the total consideration paid has been allocated to the net assets acquired based on the final fair values at October 29, 2012 as follows:

	Initial Allocation	Final Allocation	Change
(in millions)
Recognized amounts of assets acquired and liabilities assumed:
Inventories	$43.3	$43.3	$—
Other current assets, excluding cash acquired	3.3	3.3	—
Property and equipment	12.1	12.1	—
Other assets	0.3	0.3	—
Current liabilities	(19.5)	(19.5)	—
Other liabilities	(7.4)	(7.4)	—

Fair value of net assets acquired	$32.1	$32.1	$—
Goodwill(1)	24.6	23.2	(1.4)

Total consideration	$56.7	$55.3	$(1.4)

(1)	None of the goodwill will be deductible for income tax purposes. The goodwill balance is recorded within other assets in the consolidated balance sheet. See Note 12.